Inventories - Schedule of inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw material	$ 137,308	$ 121,609	$ 97,793
Work-in-progress	138,572	120,333	129,762
Finished goods	61,820	73,662	74,393
Inventories	$ 337,700	$ 315,604	$ 301,948